UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-00524

BNY Mellon Investment Funds III
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Deirdre Cunnane, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	05/31
Date of reporting period:	11/30/2021

The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements. A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.

BNY Mellon Equity Income Fund

FORM N-CSR

Item 1.	Reports to Stockholders.

BNY Mellon Equity Income Fund

SEMIANNUAL REPORT November 30, 2021

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from June 1, 2021 through November 30, 2021, as provided by portfolio manager Peter D. Goslin, CFA of Newton Investment Management North America, LLC, Sub-Investment Adviser

Market and Fund Performance Overview

For the six-month period ended November 30, 2021, the BNY Mellon Equity Income Fund’s Class A shares produced a total return of 5.64%, Class C shares returned 5.25%, Class I shares returned 5.76% and Class Y shares returned 5.78%.1 In comparison, the fund’s benchmark, the S&P 500® Index (the “Index”), provided a total return of 9.38% for the same period.2

U.S. equities rose during the period, supported by strong corporate earnings growth. The fund underperformed the Index, due primarily to the Fund’s tilt toward dividend-paying, value-oriented stocks, at a time when the market tended to favor growth.

The Fund’s Investment Approach

The fund seeks total return (consisting of capital appreciation and income). To pursue its goal, the fund invests primarily in dividend-paying equity securities.

When selecting securities, we choose stocks through a disciplined investment process that combines quantitative modeling techniques, fundamental analysis and risk management, and we may invest in stocks with either value or growth characteristics. In selecting securities, we use a proprietary stock selection model to identify and rank stocks within an industry or sector, based on their value, growth and financial profiles.

Based on the fundamental analysis, we select the most attractive of the higher-ranked securities and manage risk by diversifying across companies and industries.

Value Underperforms as Growth Leads Equity Gains

U.S. stocks gained moderate ground during July and August 2021 on underlying economic growth, strong corporate financial results, and continued monetary and fiscal stimulus. Value-oriented stocks, which had briefly led the market earlier in 2021, lagged their growth-oriented counterparts as the information technology sector led the market’s advance. Most other sectors produced positive returns as well, with the exception of energy, which lagged as commodity prices dipped. However, mounting inflationary pressures and concerns about the persistence of the COVID-19 pandemic dampened the market’s risk-on sentiment as investor kept a wary eye on prospects for a less accommodative policy position from the Federal Reserve (the “Fed”).

Expectations rose in September that the Fed would begin scaling back its asset-buying, “quantitative easing” program in November and complete the process in 2022 before moving to raise interest rates. Stocks moved broadly lower in response, with the Index giving up most of its earlier gains. Not surprisingly, traditionally defense and value-oriented shares tended to weather the downturn better than growth and momentum issues, but almost all sectors lost some ground. Energy was again the exception, rising sharply on resurgent petroleum prices. October brought a return of risk-on sentiment prompted by better-than-expected earnings reports and indications that investor confidence remained strong. Technology and growth stocks once again led the market’s rise, with broadly positive trends continuing to predominate for much of November. However, during the final week of the period, the rapid spread of yet another COVID-19 variant, Omicron, once again caused markets to retreat. Nevertheless, the Index ended the period with a meaningful gain, with information technology shares outperforming. Value-oriented stocks underperformed by a wide margin, as highlighted by the −0.85% six-month return posted by the S&P 500® Value Index versus the 19.10% gain of the S&P 500® Growth Index.

The Fund’s Value and Dividend Tilt Detract

The fund’s relative results were undermined by its emphasis on high-dividend paying stocks, many of which can be characterized as value stocks. In some instances, the fund’s dividend-focused strategy led it to avoid some of the market’s highest flyers. For example, in the consumer discretionary sector, the fund held no exposure to electric car maker Tesla, which pays no dividend and saw shares rise by more than 80%. In other instances, holdings were hurt by negative investor sentiment toward dividend-paying stocks. Among consumer discretionary holdings, household and personal products maker Newell Brands lost ground on investor concerns that the company might not be able to pass higher input prices on to customers. In the consumer staples sector, overweight exposure to tobacco companies Altria Group and Philip Morris International detracted from relative returns as investors looked for companies exhibiting higher, top-line growth.

Conversely, some holdings contributed positively to relative performance. In information technology, graphics semiconductor maker NVIDIA rose sharply as the company reported better-than-expected financial results. Other notably strong information technology holdings included semiconductor maker Broadcom and cellular technology company Qualcomm. In energy, oil and gas exploration and production company Devon Energy generated strong returns as oil and gas prices climbed. Shares in Devon Energy also benefited from the company’s commitment to return free cash flow to investors through a clear, fixed-plus-variable dividend framework for its capital returns.

Remaining Focused on Valuation, Fundamentals and Risk Control

As of the end of the period, the fund continues to own a broad set of securities that exhibit both attractive valuations and improving fundamentals. At the same time, the portfolio is risk controlled from the perspective of sector and market-cap exposure relative to the Index. Accordingly, the fund holds several Index constituents, such as Meta Platforms, Alphabet and Amazon.com, despite the fact they may not meet all the criteria of our stock selection model, such as paying dividends. We believe inclusion of these securities in the fund benefits investors by reducing volatility relative to the Index, giving the fund a potential edge over other income-oriented funds, which may not hold these non-dividend paying positions. At the same time, the fund’s dividend yield remains competitive with other funds in our Lipper category.

Our systematic approach to evaluating securities and building the portfolio has allowed us to create an investment process that participates in rising equity markets and helps protect capital during times of stress in the marketplace. We believe this approach positions the fund to benefit from the market environment over the coming year, particularly given the many uncertainties likely to face equity investors, including the ongoing pandemic, rising inflationary pressures, supply-chain bottlenecks and likely reductions in monetary and fiscal

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

accommodation. As of November 30, 2021, the fund held overweight exposure to the financials, energy and communication services sectors, and underweight exposure to consumer discretionary, health care and real estate.

December 15, 2021

1 DUE TO RECENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE DIFFERENT THAN THE FIGURES SHOWN. Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. The fund’s return reflects the absorption of certain fund expenses by BNY Mellon Investment Adviser, Inc. pursuant to an agreement in effect through September 30, 2022, at which time it may be extended, modified or terminated. Had these expenses not been absorbed, returns would have been lower.

2 Source: Lipper Inc. — The S&P 500® Index is widely regarded as the best single gauge of large-cap U.S. equities. The index includes 500 leading companies and captures approximately 80% coverage of available market capitalization. Investors cannot invest directly in any index.

Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon Equity Income Fund from June 1, 2021 to November 30, 2021. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended November 30, 2021

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$5.31	$9.16	$4.02	$3.87
Ending value (after expenses)	$1,056.40	$1,052.50	$1,057.60	$1,057.80

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended November 30, 2021

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$5.22	$9.00	$3.95	$3.80
Ending value (after expenses)	$1,019.90	$1,016.14	$1,021.16	$1,021.31
†

Expenses are equal to the fund’s annualized expense ratio of 1.03% for Class A, 1.78% for Class C, .78% for Class I and .75% for Class Y, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
November 30, 2021 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.4%
Banks - 9.7%
Bank of America	358,300		15,933,601
Citizens Financial Group	750		35,453
Comerica	52,500		4,332,825
JPMorgan Chase & Co.	196,505		31,210,889
KeyCorp	382,400		8,581,056
New York Community Bancorp	179,000		2,144,420
Regions Financial	1,293,658		29,430,719
The PNC Financial Services Group	24,950		4,915,150
			96,584,113
Capital Goods - 4.5%
3M	56,650		9,632,766
Caterpillar	61,050		11,804,017
Cummins	15,300		3,209,175
Emerson Electric	71,150		6,249,816
General Dynamics	17,800		3,363,666
Johnson Controls International	28,850		2,156,826
Lockheed Martin	24,150		8,049,678
			44,465,944
Consumer Durables & Apparel - 1.1%
Leggett & Platt	105,000		4,240,950
Newell Brands	300,750		6,457,103
			10,698,053
Consumer Services - 1.2%
Darden Restaurants	43,650		6,021,518
McDonald's	23,400		5,723,640
			11,745,158
Diversified Financials - 3.7%
Apollo Global Management	21,500	[a]	1,521,770
BlackRock	10,850		9,815,018
Discover Financial Services	15,550		1,677,068
Morgan Stanley	147,900		14,023,878
Synchrony Financial	300		13,437
The Goldman Sachs Group	25,500		9,715,245
			36,766,416
Energy - 6.0%
ConocoPhillips	11,500		806,495
Devon Energy	548,250		23,059,395
DT Midstream	2,750		126,143
EOG Resources	59,650		5,189,550
Exxon Mobil	166,410		9,957,974
Kinder Morgan	84,600		1,307,916

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Energy - 6.0% (continued)
The Williams Companies	469,950		12,589,960
Valero Energy	91,350		6,114,969
			59,152,402
Food, Beverage & Tobacco - 6.6%
Altria Group	578,770		24,678,753
Philip Morris International	319,690		27,474,159
The Coca-Cola Company	168,500		8,837,825
The Hershey Company	11,600		2,058,884
Tyson Foods, Cl. A	26,300		2,076,648
			65,126,269
Health Care Equipment & Services - .5%
CVS Health	58,300		5,192,198
Household & Personal Products - .0%
The Procter & Gamble Company	50		7,229
Insurance - .7%
Chubb	27,900		5,007,213
MetLife	450		26,397
Prudential Financial	21,605		2,209,327
			7,242,937
Materials - 2.7%
Dow	112,600		6,185,118
Freeport-McMoRan	297,950		11,047,986
International Paper	38,650		1,759,348
LyondellBasell Industries, Cl. A	85,550		7,453,971
Sylvamo	3,513	[b]	106,374
			26,552,797
Media & Entertainment - 6.2%
Alphabet, Cl. A	7,800	[b]	22,136,010
Alphabet, Cl. C	7,350	[b]	20,940,444
Meta Platforms, Cl. A	35,450	[b]	11,502,107
Netflix	11,500	[b]	7,381,850
			61,960,411
Pharmaceuticals Biotechnology & Life Sciences - 8.8%
AbbVie	262,480		30,258,694
Amgen	10,200		2,028,576
Bristol-Myers Squibb	406,450		21,797,913
Johnson & Johnson	59,750		9,316,817
Merck & Co.	211,360		15,832,978
Pfizer	152,407		8,188,828
			87,423,806
Real Estate - 1.7%
Brandywine Realty Trust	34,700	[c]	445,895
Iron Mountain	106,400	[a,c]	4,834,816

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Real Estate - 1.7% (continued)
Medical Properties Trust	222,050	[c]	4,727,445
Omega Healthcare Investors	88,100	[a,c]	2,461,514
Public Storage	7,650	[c]	2,504,457
Spirit Realty Capital	44,600	[c]	1,987,376
			16,961,503
Retailing - 6.2%
Amazon.com	11,250	[b]	39,454,538
Best Buy	16,400		1,752,504
Genuine Parts	44,900		5,735,526
Kohl's	41,600		2,131,168
Target	45,000		10,972,800
The Home Depot	4,000		1,602,440
			61,648,976
Semiconductors & Semiconductor Equipment - 12.1%
Applied Materials	159,000		23,403,210
Broadcom	61,750		34,189,740
NVIDIA	116,100		37,936,836
Qualcomm	134,050		24,204,068
			119,733,854
Software & Services - 7.2%
Microsoft	206,035		68,113,111
Paychex	5,400		643,680
The Western Union Company	188,000		2,974,160
			71,730,951
Technology Hardware & Equipment - 10.2%
Apple	416,680		68,877,204
Cisco Systems	108,250		5,936,430
Corning	162,550		6,028,980
Hewlett Packard Enterprise	276,950		3,974,233
NetApp	29,850		2,653,068
Seagate Technology Holdings	131,100		13,460,037
			100,929,952
Telecommunication Services - 5.2%
AT&T	1,093,910		24,973,964
Verizon Communications	532,220		26,754,699
			51,728,663
Transportation - 2.5%
Ryder System	8,650		718,642
Union Pacific	10,950		2,580,258
United Parcel Service, Cl. B	110,270		21,874,260
			25,173,160
Utilities - 2.6%
American Electric Power	27,350		2,216,718

Description		Shares		Value ($)
Common Stocks - 99.4% (continued)
Utilities - 2.6% (continued)
DTE Energy		5,550		601,287
Duke Energy		22,600		2,192,426
Exelon		189,050		9,968,606
OGE Energy		134,067		4,601,179
Pinnacle West Capital		25,250		1,642,513
The Southern Company		73,650		4,500,015
				25,722,744
Total Common Stocks (cost $669,620,382)				986,547,536
	1-Day Yield (%)
Investment Companies - .5%
Registered Investment Companies - .5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $5,176,995)	0.06	5,176,995	[d]	5,176,995
Total Investments (cost $674,797,377)		99.9%		991,724,531
Cash and Receivables (Net)		.1%		514,556
Net Assets		100.0%		992,239,087

a Security, or portion thereof, on loan. At November 30, 2021, the value of the fund’s securities on loan was $2,618,335 and the value of the collateral was $2,734,510, consisting of U.S. Government & Agency securities. In addition, the value of collateral may include pending sales that are also on loan.

b Non-income producing security.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	29.5
Financials	14.2
Communication Services	11.4
Health Care	9.3
Consumer Discretionary	8.5
Industrials	7.0
Consumer Staples	6.6
Energy	5.9
Materials	2.7
Utilities	2.6
Real Estate	1.7
Investment Companies	.5
99.9

† Based on net assets.

See notes to financial statements.

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Investment Companies	Value 5/31/21 ($)	Purchases ($)†	Sales ($)	Value 11/30/21 ($)	Net Assets (%)	Dividends/ Distributions ($)
Registered Investment Companies;
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares	3,512,832	43,748,628	(42,084,465)	5,176,995.5		1,190
Investment of Cash Collateral for Securities Loaned;
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares	-	3,305,294	(3,305,294)	-	-	4,061††
Total	3,512,832	47,053,922	(45,389,759)	5,176,995.5		5,251

† Includes reinvested dividends/distributions.

†† Represents securities lending income earned from reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
November 30, 2021 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $2,618,335)—Note 1(c):
Unaffiliated issuers	669,620,382	986,547,536
Affiliated issuers	5,176,995	5,176,995
Dividends and securities lending income receivable		1,641,528
Receivable for shares of Beneficial Interest subscribed		373,280
Prepaid expenses		47,585
		993,786,924
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		708,281
Payable for shares of Beneficial Interest redeemed		700,853
Trustees’ fees and expenses payable		8,990
Other accrued expenses		129,713
		1,547,837
Net Assets ($)		992,239,087
Composition of Net Assets ($):
Paid-in capital		665,318,936
Total distributable earnings (loss)		326,920,151
Net Assets ($)		992,239,087

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	280,966,927	64,147,754	641,781,729	5,342,677
Shares Outstanding	10,884,905	2,522,785	24,805,371	205,338
Net Asset Value Per Share ($)	25.81	25.43	25.87	26.02

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended November 30, 2021 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $14,501 foreign taxes withheld at source):
Unaffiliated issuers	13,206,488
Affiliated issuers	1,190
Income from securities lending—Note 1(c)	4,061
Total Income	13,211,739
Expenses:
Management fee—Note 3(a)	3,449,167
Shareholder servicing costs—Note 3(c)	721,834
Distribution fees—Note 3(b)	243,637
Professional fees	54,508
Trustees’ fees and expenses—Note 3(d)	40,165
Registration fees	34,786
Prospectus and shareholders’ reports	22,291
Custodian fees—Note 3(c)	10,513
Loan commitment fees—Note 2	9,415
Chief Compliance Officer fees—Note 3(c)	7,077
Interest expense—Note 2	315
Miscellaneous	12,094
Total Expenses	4,605,802
Less—reduction in expenses due to undertaking—Note 3(a)	(83,529)
Net Expenses	4,522,273
Investment Income—Net	8,689,466
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	30,977,797
Net change in unrealized appreciation (depreciation) on investments	14,472,872
Net Realized and Unrealized Gain (Loss) on Investments	45,450,669
Net Increase in Net Assets Resulting from Operations	54,140,135

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021
Operations ($):
Investment income—net	8,689,466	20,066,049
Net realized gain (loss) on investments	30,977,797	51,373,030
Net change in unrealized appreciation (depreciation) on investments	14,472,872	231,786,775
Net Increase (Decrease) in Net Assets Resulting from Operations	54,140,135	303,225,854
Distributions ($):
Distributions to shareholders:
Class A	(2,204,052)	(4,990,031)
Class C	(288,594)	(867,056)
Class I	(5,885,405)	(13,781,785)
Class Y	(45,994)	(80,757)
Total Distributions	(8,424,045)	(19,719,629)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	11,491,101	29,434,336
Class C	2,574,479	5,508,962
Class I	49,310,237	145,104,770
Class Y	988,366	1,723,750
Distributions reinvested:
Class A	1,922,060	4,335,840
Class C	213,139	645,181
Class I	4,935,898	11,405,348
Class Y	45,994	79,939
Cost of shares redeemed:
Class A	(14,174,693)	(47,564,205)
Class C	(6,629,680)	(18,578,508)
Class I	(72,913,779)	(231,225,284)
Class Y	(548,480)	(865,222)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(22,785,358)	(99,995,093)
Total Increase (Decrease) in Net Assets	22,930,732	183,511,132
Net Assets ($):
Beginning of Period	969,308,355	785,797,223
End of Period	992,239,087	969,308,355

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021
Capital Share Transactions (Shares):
Class Aa,b
Shares sold	454,453	1,404,959
Shares issued for distributions reinvested	76,800	212,929
Shares redeemed	(563,345)	(2,306,251)
Net Increase (Decrease) in Shares Outstanding	(32,092)	(688,363)
Class Ca,b
Shares sold	103,411	261,651
Shares issued for distributions reinvested	8,658	32,366
Shares redeemed	(267,001)	(916,182)
Net Increase (Decrease) in Shares Outstanding	(154,932)	(622,165)
Class Ib
Shares sold	1,950,940	6,937,854
Shares issued for distributions reinvested	196,772	558,255
Shares redeemed	(2,893,769)	(10,967,923)
Net Increase (Decrease) in Shares Outstanding	(746,057)	(3,471,814)
Class Y
Shares sold	38,515	81,397
Shares issued for distributions reinvested	1,823	3,858
Shares redeemed	(21,430)	(40,912)
Net Increase (Decrease) in Shares Outstanding	18,908	44,343

[a]

During the period ended November 30, 2021, 7,851 Class C shares representing $192,605 were automatically converted to 7,736 Class A shares and during the period ended May 31, 2021, 15,755 Class C shares representing $325,107 were automatically converted to 15,535 Class A shares.

[b]

During the period ended November 30, 2021, 4,477 Class C shares representing $111,782 were exchanged for 4,401 Class I shares. During the period ended May 31, 2021, 1,845 Class A shares representing $43,293 were exchanged for 1,841 Class I shares and 3,488 Class C shares representing $78,937 were exchanged for 3,431 Class I shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. These figures have been derived from the fund’s financial statements.

Six Months Ended
November 30, 2021		Year Ended May 31,
Class A Shares	(Unaudited)	2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	24.63	17.82	18.12	19.62	18.48	16.59
Investment Operations:
Investment income—net[a]	.21	.46	.50	.48	.47	.51
Net realized and unrealized gain (loss) on investments	1.17	6.80	(.29)	(1.11)	2.24	1.98
Total from Investment Operations	1.38	7.26	.21	(.63)	2.71	2.49
Distributions:
Dividends from investment income—net	(.20)	(.45)	(.51)	(.45)	(.45)	(.47)
Dividends from net realized gain on investments	-	-	-	(.42)	(1.12)	(.13)
Total Distributions	(.20)	(.45)	(.51)	(.87)	(1.57)	(.60)
Net asset value, end of period	25.81	24.63	17.82	18.12	19.62	18.48
Total Return (%)[b]	5.64[c]	41.26	1.06	(3.36)	15.15	15.18
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.06[d]	1.08	1.14	1.14	1.18	1.22
Ratio of net expenses to average net assets	1.03[d]	1.03	1.03	1.03	1.03	1.10
Ratio of net investment income to average net assets	1.65[d]	2.17	2.57	2.46	2.47	2.88
Portfolio Turnover Rate	15.03[c]	49.94	51.48	29.56	55.90	61.60
Net Assets, end of period ($ x 1,000)	280,967	268,897	206,842	235,973	201,272	182,705

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
November 30, 2021		Year Ended May 31,
Class C Shares	(Unaudited)	2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	24.27	17.57	17.86	19.36	18.25	16.36
Investment Operations:
Investment income—net[a]	.11	.30	.35	.32	.32	.36
Net realized and unrealized gain (loss) on investments	1.16	6.69	(.27)	(1.09)	2.22	1.96
Total from Investment Operations	1.27	6.99	.08	(.77)	2.54	2.32
Distributions:
Dividends from investment income—net	(.11)	(.29)	(.37)	(.31)	(.31)	(.30)
Dividends from net realized gain on investments	-	-	-	(.42)	(1.12)	(.13)
Total Distributions	(.11)	(.29)	(.37)	(.73)	(1.43)	(.43)
Net asset value, end of period	25.43	24.27	17.57	17.86	19.36	18.25
Total Return (%)[b]	5.25[c]	40.17	.36	(4.10)	14.26	14.35
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.80[d]	1.82	1.82	1.83	1.86	1.91
Ratio of net expenses to average net assets	1.78[d]	1.78	1.78	1.78	1.78	1.84
Ratio of net investment income to average net assets	.90[d]	1.44	1.82	1.70	1.71	2.07
Portfolio Turnover Rate	15.03[c]	49.94	51.48	29.56	55.90	61.60
Net Assets, end of period ($ x 1,000)	64,148	64,982	57,967	68,562	30,148	24,465

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

Six Months Ended
November 30, 2021		Year Ended May 31,
Class I Shares	(Unaudited)	2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	24.69	17.86	18.16	19.66	18.51	16.65
Investment Operations:
Investment income—net[a]	.24	.51	.55	.52	.51	.50
Net realized and unrealized gain (loss) on investments	1.17	6.82	(.29)	(1.10)	2.26	2.04
Total from Investment Operations	1.41	7.33	.26	(.58)	2.77	2.54
Distributions:
Dividends from investment income—net	(.23)	(.50)	(.56)	(.50)	(.50)	(.55)
Dividends from net realized gain on investments	-	-	-	(.42)	(1.12)	(.13)
Total Distributions	(.23)	(.50)	(.56)	(.92)	(1.62)	(.68)
Net asset value, end of period	25.87	24.69	17.86	18.16	19.66	18.51
Total Return (%)	5.76[b]	41.63	1.32	(3.12)	15.41	15.55
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.79[c]	.81	.82	.83	.85	.92
Ratio of net expenses to average net assets	.78[c]	.78	.78	.78	.78	.84
Ratio of net investment income to average net assets	1.90[c]	2.43	2.83	2.70	2.69	2.82
Portfolio Turnover Rate	15.03[b]	49.94	51.48	29.56	55.90	61.60
Net Assets, end of period ($ x 1,000)	641,782	630,801	518,436	752,284	226,683	142,128

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
November 30, 2021		Year Ended May 31,
Class Y Shares	(Unaudited)	2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	24.83	17.96	18.25	19.72	18.55	16.63
Investment Operations:
Investment income—net[a]	.25	.51	.55	.51	.52	.54
Net realized and unrealized gain (loss) on investments	1.18	6.86	(.28)	(1.06)	2.27	2.06
Total from Investment Operations	1.43	7.37	.27	(.55)	2.79	2.60
Distributions:
Dividends from investment income—net	(.24)	(.50)	(.56)	(.50)	(.50)	(.55)
Dividends from net realized gain on investments	-	-	-	(.42)	(1.12)	(.13)
Total Distributions	(.24)	(.50)	(.56)	(.92)	(1.62)	(.68)
Net asset value, end of period	26.02	24.83	17.96	18.25	19.72	18.55
Total Return (%)	5.78[b]	41.66	1.39	(2.94)	15.49	15.93
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.75[c]	.76	.76	.77	.80	.84
Ratio of net expenses to average net assets	.75[c]	.76	.76	.77	.78	.84
Ratio of net investment income to average net assets	1.93[c]	2.40	2.85	2.69	2.75	3.10
Portfolio Turnover Rate	15.03[b]	49.94	51.48	29.56	55.90	61.60
Net Assets, end of period ($ x 1,000)	5,343	4,628	2,552	2,629	0[d]	2,258

a Based on average shares outstanding.

b Not annualized.

c Annualized.

d Amount represents less than $1,000.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

BNY Mellon Equity Income Fund (the “fund”) is a separate diversified series of BNY Mellon Investment Funds III (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series, including the fund. The fund’s investment objective is to seek total return (consisting of capital appreciation and income). BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Effective September 1, 2021 (the “Effective Date”), the Adviser has engaged its affiliate, Newton Investment Management North America, LLC (the “Sub-Adviser”) as the fund’s sub-investment adviser pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser. As the fund’s sub-investment adviser, the Sub-Adviser provides the day-to-day management of the fund’s investments, subject to the Adviser’s supervision and approval. The Adviser (and not the fund) pays the Sub-Adviser for its sub-advisory services. As of the Effective Date, portfolio managers responsible for managing the fund’s investments who were employees of Mellon Investments Corporation (“Mellon”) in a dual employment arrangement with the Adviser, have become employees of the Sub-Adviser, and are no longer employees of Mellon.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I and Class Y. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of the Adviser, and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship

NOTES TO FINANCIAL STATEMENTS (continued)

at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly.

GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the

NOTES TO FINANCIAL STATEMENTS (continued)

value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Trust’s Board of Trustees (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of November 30, 2021 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments In Securities:†
Equity Securities - Common Stocks	986,547,536	-	-	986,547,536
Investment Companies	5,176,995	-	-	5,176,995

† See Statement of Investments for additional detailed categorizations, if any.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended November 30, 2021, The Bank of New York Mellon earned $554 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(d) Risk: Certain events particular to the industries in which the fund’s investments conduct their operations, as well as general economic, political and public health conditions, may have a significant negative impact on the investee’s operations and profitability. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. The COVID-19 pandemic has had, and any other outbreak of an infectious disease or other serious public health concern could have, a significant negative impact on economic and market conditions and could trigger a prolonged period of global economic slowdown. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

NOTES TO FINANCIAL STATEMENTS (continued)

(e) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net are normally declared and paid on a monthly basis. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended November 30, 2021, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended November 30, 2021, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended May 31, 2021 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $17,964,788 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to May 31, 2021. These short-term capital losses can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended May 31, 2021 was as follows: ordinary income $19,719,629. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $823.5 million unsecured credit facility led by Citibank,

N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by The Bank of New York Mellon (the “BNYM Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $688.5 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $135 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended November 30, 2021 was approximately $52,459 with a related weighted average annualized interest rate of 1.20%.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .70% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from June 1, 2021 through September 30, 2022, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the total annual fund operating expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .78% of the value of the fund’s average daily net assets. On or after September 30, 2022, the Adviser may terminate this expense limitation at any time. The reduction in expenses, pursuant to the undertaking, amounted to $83,529 during the period ended November 30, 2021.

As of the Effective Date, pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of ..336% of the value of the fund’s average daily net assets.

During the period ended November 30, 2021, the Distributor retained $6,192 from commissions earned on sales of the fund’s Class A shares and $714 from CDSC fees on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an

NOTES TO FINANCIAL STATEMENTS (continued)

annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended November 30, 2021, Class C shares were charged $243,637 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended November 30, 2021, Class A and Class C shares were charged $345,161 and $81,212, respectively, pursuant to the Shareholder Services Plan.

Under its terms, the Distribution Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Trustees who are not “interested persons” of the Trust and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan or Shareholder Services Plan.

The fund has an arrangement with the transfer agent whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency fees. For financial reporting purposes, the fund includes net earnings credits, if any, as shareholder servicing costs in the Statement of Operations.

The fund has an arrangement with the custodian whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

The fund compensates BNY Mellon Transfer, Inc., a wholly-owned subsidiary of the Adviser, under a transfer agency agreement for providing transfer agency and cash management services inclusive of earnings credits, if any, for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended

November 30, 2021, the fund was charged $26,874 for transfer agency services, inclusive of earnings credit, if any. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended November 30, 2021, the fund was charged $10,513 pursuant to the custody agreement.

During the period ended November 30, 2021, the fund was charged $7,077 for services performed by the Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees of $585,008, Distribution Plan fees of $40,781, Shareholder Services Plan fees of $72,656, custodian fees of $5,584, Chief Compliance Officer fees of $5,897 and transfer agency fees of $9,964, which are offset against an expense reimbursement currently in effect in the amount of $11,609.

(d) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended November 30, 2021, amounted to $146,357,244 and $170,003,542, respectively.

At November 30, 2021, accumulated net unrealized appreciation on investments was $316,927,154, consisting of $339,503,849 gross unrealized appreciation and $22,576,695 gross unrealized depreciation.

At November 30, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

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For More Information

BNY Mellon Equity Income Fund

240 Greenwich Street
New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Sub-Adviser

Newton Investment Management
North America, LLC
BNY Mellon Center
201 Washington Place,
Boston, MA 02108

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor

BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Ticker Symbols:	Class A: DQIAX Class C: DQICX Class I: DQIRX Class Y: DQIYX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.im.bnymellon.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.im.bnymellon.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2022 BNY Mellon Securities Corporation 6144SA1121

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)        Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.	Controls and Procedures.

(a)       The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Investment Funds III

By: /s/ David DiPetrillo

       David DiPetrillo

       President (Principal Executive Officer)

Date: January 21, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David DiPetrillo

       David DiPetrillo

       President (Principal Executive Officer)

Date: January 21, 2022

By: /s/ James Windels

       James Windels

       Treasurer (Principal Financial Officer)

Date: January 21, 2022

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)